Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2025
Parent Entity Financial Information [Abstract]
Schedule of Financial Statements

The individual financial statements for the parent entity shows the following aggregate amounts:

	30 June 2025 $	30 June 2024 $
Statement of financial position
Current assets	39,621,179	19,657,595
Non-current assets	40,000,365	45,524,229
Total assets	79,621,544	65,181,824
Current liabilities	14,091,574	16,846,523
Non-current liabilities	29,653,015	27,675,150
Total liabilities	43,744,588	44,521,673
	-
Shareholders’ equity	-
Issued capital	176,558,493	100,681,716
Other equity	849,544	849,544
Reserves	-
Shares to be issued	-	24,185,229
Share-based payments	13,197,222	14,151,013
Equity Settled Payments	-	138,167
Retained earnings	(154,728,303)	(119,345,518)
	35,876,956	20,660,151
Loss for the year	(32,205,611)	(42,570,656)
Total comprehensive loss	(32,205,611)	(42,570,656)